FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivative financial instruments liabilities, Current	R$ 82,468	R$ 327,443
Derivative financial instruments liabilities, non current	174,699	41,861
Cash and cash equivalents	8,130,929	7,528,820
Non-current restricted cash and cash equivalents	89,717	1
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Foreign currency loans and borrowings, current	(1,954,086)
Foreign currency loans and borrowings, non current	(10,595,095)
Foreign currency loans and borrowings	(12,549,181)	(16,343,552)
Local currency loans and borrowings, current	(1,925,788)
Local currency loans and borrowings, non current	(9,042,031)
Local currency loans and borrowings	(10,967,819)	(9,112,478)
Derivative financial instruments liabilities, Current	38,397
Derivative financial instruments liabilities, non current	(164,416)
Derivative financial instruments liabilities	(126,019)	(223,949)
Gross debt, Current	(3,841,477)
Gross debt, non current	(19,801,542)
Gross debt	(23,643,019)	(25,679,979)
Cash and cash equivalents, current	8,130,929
Cash and cash equivalents	8,130,929	7,528,820
MarketableSecurities, current	418,373
Marketable securities, non current	406,402
Marketable securities	824,775	794,268
Non-current restricted cash and cash equivalents	89,717
Restricted cash and cash equivalents	89,717	24,964
Gross debt, current	8,549,302
Gross debt, non current	496,119
Gross debt	9,045,421	8,348,052
Net debt current	4,707,825
Net debt, non current	(19,305,423)
Net debt	R$ (14,597,598)	R$ (17,331,927)